Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Description of reasons for transfers out of level 1 in to level 2 of fair value hierarchy assets	During fiscal 2025, quoted debt securities of $35 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price and quoted debt securities of $65 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs.	During fiscal 2024, quoted debt securities of $257 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price and quoted debt securities of $9 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs.
Percentage point change in unobservable inputs used in fair valuation of Level 3 assets and liabilities that does not have significant impact	1.00%	1.00%
Exchange rate differences, percentage effect on incremental operating margins	0.43%	0.43%	0.44%
Derivative maturity description	12 months	12 months
Impairment loss under expected credit loss on customer balances	$ 13,000,000	$ 11,000,000	$ 28,000,000
Days Sales Outstanding- DSO	69 days	71 days
Outstanding bank borrowings	$ 0
Working capital	6,347,000,000	$ 6,071,000,000
Cash and cash equivalents	2,861,000,000	1,773,000,000	1,481,000,000	$ 2,305,000,000
Current investments	1,460,000,000	1,548,000,000
Outstanding employee benefit obligations	351,000,000	325,000,000
Liquidity risk on account of outstanding employee benefit obligations	0	0
Quoted Debt Securities
Disclosure Of Financial Instruments [Line Items]
Debt securities, transferred from Level 1 to Level 2 of fair value hierarchy	65,000,000	9,000,000
Debt securities, transferred from Level 2 to Level 1 of fair value hierarchy	35,000,000	257,000,000
Derivatives Not Designated As Cash Flow Hedges
Disclosure Of Financial Instruments [Line Items]
Net gain (loss) recognized on derivative financial instruments	(12,000,000)	22,000,000	$ (69,000,000)
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	3,645,000,000	3,620,000,000
Unbilled Revenue
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 1,764,000,000	$ 1,744,000,000